Foreign currency risk - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023 $ / SFr	Dec. 31, 2022 $ / SFr	Dec. 31, 2021
AUD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.57	0.63
Average foreign exchange rate	0.61	0.67	0.70
BRL 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	17.32	17.68
Average foreign exchange rate	18.16	18.49	17.23
CAD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.63	0.68
Average foreign exchange rate	0.68	0.74	0.73
CNY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	11.85	13.26
Average foreign exchange rate	13.03	14.46	14.23
EUR 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.93	0.99
Average foreign exchange rate	0.99	1.02	1.10
GBP 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	1.07	1.11
Average foreign exchange rate	1.13	1.20	1.27
JPY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.60	0.70
Average foreign exchange rate	0.66	0.75	0.85
HKD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.11	0.12
Average foreign exchange rate	0.12	0.13	0.12
USD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.84	0.93
Average foreign exchange rate	0.92	0.96	0.92